Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	$ 26,326	$ 22,679	$ 18,915	$ 32,868
Restricted cash	19,128	20,602
Amounts due from affiliate	4,328	4,286
Derivative instruments	(1,498)	(3,889)
Advances (shareholder loans) to joint ventures	3,536	3,263
Current amounts due to owners and affiliates	(2,301)	(1,417)
Long-term Debt	(435,545)	(480,303)
Revolving credit facility	(39,292)	(51,832)
Lampung Facility [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term Debt	(130,275)	(147,652)
Gallant facility [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term Debt	(140,812)	(154,295)
Grace facility [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term Debt	(164,458)	(178,356)
Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	26,326	22,679
Restricted cash	19,128	20,602
Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amounts due from affiliate	4,328	4,286
Derivative instruments	(1,498)	(3,889)
Other [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Advances (shareholder loans) to joint ventures	3,579	3,596
Current amounts due to owners and affiliates	(2,301)	(1,417)
Revolving credit facility	(38,999)	(51,099)
Other [Member] | Fair Value, Inputs, Level 2 [Member] | Lampung Facility [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term Debt	(142,087)	(162,597)
Other [Member] | Fair Value, Inputs, Level 2 [Member] | Gallant facility [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term Debt	(141,538)	(155,325)
Other [Member] | Fair Value, Inputs, Level 2 [Member] | Grace facility [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term Debt	$ (164,210)	$ (178,652)